May 1, 2013
VIA EDGAR
The United States Securities
 and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Variable Account-II Nationwide Life Insurance Company SEC File No. 333-103095 CIK No. 0000356514 Class ID: C000024507, C000024508
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-II (the "Variable Account") and Nationwide Life Insurance Company, we certify that the form of prospectus which would have filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 30 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2013. The Registration Statement contains multiple prospectuses that describe contracts that are identical with the exception of the underlying investment options, which may vary based on the manner in which such contracts are distributed. (Section I, No. 4 to November 3, 1995 Industry Comment Letter.)
Please contact the undersigned at (614) 249-8061 with any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ M. Andrew Kress
M. Andrew Kress
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies